Note 14 - Financial Instruments - Derivative Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Interest Rate Swap June 3, 2016 [Member] | ABN Bank [Member]
Effective Date	Apr. 13, 2018
Derivative, Notional Amount	$ 14,113
Derivative, Interest Rate	1.4425%
Interest Rate Swap December 19, 2016 [Member] | ABN Bank [Member]
Effective Date	Dec. 21, 2016
Derivative, Notional Amount	$ 14,888
Derivative, Interest Rate	2.08%
Interest Rate Swap March 29, 2018 [Member] | Alpha Bank [Member]
Effective Date	Mar. 29, 2018
Derivative, Notional Amount	$ 19,100
Derivative, Interest Rate	2.97%